Property and equipment, net (Details) - Schedule of property and equipment ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Cost:
Total cost	¥ 207,236		¥ 408,650
Less: Accumulated depreciation	60,345		188,532
Property and equipment, net	146,891	$ 22,512	220,118
Buildings [Member]
Cost:
Total cost	75,092		102,795
Motor vehicles [Member]
Cost:
Total cost	11,185		11,543
Leasehold improvements [Member]
Cost:
Total cost	71,136		231,741
Equipment, fixture and furniture, and other fixed assets [Member]
Cost:
Total cost	¥ 49,823		¥ 62,571